SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of share capital

	2015		2014		2013

Authorized unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount

Balance, beginning of year	205,732	$3,120,002	202,758	$3,061,839	198,684	$2,997,682
Issued for cash:
Stock Option Plan	234	3,205	1,944	31,350	1,042	14,838
Non-cash:
Share-based compensation – settled	573	10,050	–	–	–	–
Stock Option Plan – exercised	–	267	–	4,978	–	3,108
Stock Dividend Plan(1)	–	–	1,030	21,835	3,032	46,211

Balance, end of year	206,539	$3,133,524	205,732	$3,120,002	202,758	$3,061,839

(1)	Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

Schedule of dividends

($ thousands)	2015	2014	2013

Cash dividends	$131,955	$199,263	$170,653
Stock dividends(1)	–	21,835	46,211

Dividends to shareholders	$131,955	$221,098	$216,864

(1)	Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2015	2014	2013

Cash:
Long-term incentive plans (recovery)/expense	$874	$(1,220)	$23,262
Non-Cash:			–
Long-term incentive plans expense	18,878	9,349
Stock option plan expense	709	4,137	9,213
Equity swap (gain)/loss	2,097	9,282	(5,450)

Share-based compensation expense	$22,558	$21,548	$27,025

Schedule of PSU, RSU and DSU activity

	Cash-settled LTI Plans			Equity-settled LTI Plans
For the year ended December 31, 2015 (thousands of units)	PSU	RSU	DSU	PSU	RSU	Total

Balance, beginning of year	406	398	122	510	775	2,211
Granted	–	–	85	1,032	1,490	2,607
Vested	(388)	(268)	(41)	(245)	(329)	(1,271)
Forfeited	(18)	(38)	–	(75)	(309)	(440)

Balance, end of year	–	92	166	1,222	1,627	3,107

Schedule of the stock option plan activity for the period

Year ended December 31, 2015	Number of Options (thousands)	Weighted Average Exercise Price

Options outstanding, beginning of year	10,368	$18.65
Exercised	(234)	13.71
Forfeited	(2,207)	19.38
Expired	(347)	20.88

Options outstanding, end of year	7,580	$18.49

Options exercisable, end of year	6,415	$19.28

Summary of the Paid-in Capital activity

($ thousands)	2015	2014	2013

Balance, beginning of year	$46,906	$38,398	$32,293
Share-based compensation – settled	(10,050)	–	–
Stock Option Plan – exercised	(267)	(4,978)	(3,108)
Share-based compensation – non-cash	19,587	13,486	9,213

Balance, end of year	$56,176	$46,906	$38,398

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2015	2014	2013

Net income/(loss)	$(1,523,403)	$299,076	$47,976
Weighted average shares outstanding – Basic	206,205	204,510	200,567
Dilutive impact of share-based compensation(1)	–	2,914	837

Weighted average shares outstanding – Diluted	206,205	207,424	201,404

Net income/(loss) per share
Basic	$(7.39)	$1.46	$0.24
Diluted	$(7.39)	$1.44	$0.24

(1)	For the year ended December 31, 2015 the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.

Long-term incentive plans expense non-cash
Schedule of PSU, RSU and DSU activity

At December 31, 2015 ($ thousands, except for years)	PSU(1)	RSU	Total

Cumulative recognized share-based compensation expense	$5,345	$15,926	$21,271
Unrecognized share-based compensation expense	5,178	7,994	13,172

Fair value	$10,523	$23,920	$34,443

Weighted-average remaining contractual term (years)	1.6	1.4

(1)	Includes estimated performance multipliers.

Long-term incentive plans (recovery)/expense
Schedule of PSU, RSU and DSU activity

At December 31, 2015 ($ thousands, except for years)	PSU(1)	RSU	DSU	Total

Cumulative recognized share-based compensation expense	$264	$625	$1,078	$1,967
Unrecognized share-based compensation expense	–	37	–	37

Intrinsic value	$264	$662	$1,078	$2,004

Weighted-average remaining contractual term (years)	–	0.2	–

(1)	Includes estimated performance multipliers.